SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Transactions (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
In-kind contributions	$ 664,590	$ 3,642,234
Total	(19,446,071)	(9,260,553)
Joint ventures and associates
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	7,742,462	6,745,127
Purchases of goods and services	(25,999,840)	(23,351,132)
Key management personnel
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services		6,048
Purchases of goods and services	82,408	821,959
Salaries, social security benefits and other benefits	(1,572,122)	(1,836,943)
Shareholders and other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	1,928,421	6,463,117
Purchases of goods and services	(2,291,990)	(1,750,963)
In-kind contributions	$ 664,590	$ 3,642,234